Condensed Consolidating Financial Information - Additional Information (Detail)	Jun. 30, 2012		Dec. 31, 2011		Aug. 31, 2006
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership interest in subsidiary	100.00%		100.00%
11.5% Senior Secured Notes
Condensed Financial Statements, Captions [Line Items]
Interest Rate	11.50%		11.50%	[1]
Original maturity, year			2014
8.75% Second Priority Senior Secured Notes
Condensed Financial Statements, Captions [Line Items]
Interest Rate	8.75%		8.75%	[2]
Original maturity, year			2019
11.38% Senior Subordinated Notes
Condensed Financial Statements, Captions [Line Items]
Interest Rate	11.38%		11.38%		11.38%
Original maturity, year			2016
Second Priority Senior Secured Floating Rate Notes
Condensed Financial Statements, Captions [Line Items]
Original maturity, year			2014
11.75% Senior Secured Notes
Condensed Financial Statements, Captions [Line Items]
Interest Rate	11.75%	[3]
11.75% Secured Notes
Condensed Financial Statements, Captions [Line Items]
Interest Rate	11.75%	[4]

[1]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
[2]	Par value of $396,000 on December 31, 2011.
[3]	Par value of $315,000 on December 31, 2011.
[4]	Par value of $345,000 on June 30, 2012.